UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06349

Name of Fund:  BlackRock Latin America Fund, Inc.

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Latin America Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2015

Date of reporting period: 01/31/2015

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2015 (Unaudited)	BlackRock Latin America Fund, Inc. (Percentages shown are based on Net Assets)

Common Stocks	Shares		Value
Brazil — 51.9%
AMBEV SA, ADR		2,175,000	$14,311,500
Arezzo Industria e Comercio SA		46,000	401,841
Banco Bradesco SA — ADR		1,400,000	17,472,000
BB Seguridade Participacoes SA		1,000,000	10,956,862
BRF SA — ADR		480,000	11,385,600
CCR SA		825,000	4,698,034
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Preference Shares		170,000	5,645,020
Cielo SA		298,000	4,442,374
Cosan Logistica SA (a)		1,159,000	945,946
Cosan SA Industria e Comercio		410,000	3,748,179
Fibria Celulose SA (a)		174,000	2,094,550
Fibria Celulose SA — Sponsored ADR (a)		206,000	2,498,780
Hypermarcas SA (a)		233,000	1,583,002
Iguatemi Empresa de Shopping Centers SA		125,000	1,132,023
Itau Unibanco Holding SA, Preference Shares — ADR		1,750,000	21,210,000
Klabin SA, Preference Shares		332,000	1,693,871
Kroton Educacional SA		1,620,000	7,426,069
Odontoprev SA		379,000	1,459,078
Qualicorp SA (a)		193,000	1,909,680
Raia Drogasil SA		187,000	1,801,528
Transmissora Alianca de Energia Eletrica SA		193,000	1,411,221
Ultrapar Participacoes SA		215,000	4,246,716

			122,473,874
Chile — 1.6%
CorpBanca		141,800,000	1,569,338
SACI Falabella		332,000	2,178,033

			3,747,371
Colombia — 0.8%
Grupo Aval Acciones y Valores, ADR		193,000	1,993,690
Mexico — 33.0%
Alfa SAB de CV, Series A (a)		2,500,000	4,581,540
Alsea SAB de CV (a)(b)		364,000	974,261
America Movil SAB de CV, Series L — ADR		520,000	11,122,800
Arca Continental SAB de CV (a)		233,000	1,377,217
Cemex SAB de CV — ADR (a)		1,180,000	10,490,200
Compartamos SAB de CV (a)		1,515,000	2,862,324
Concentradora Fibra Hotelera Mexicana SA de CV		588,000	783,372
Corp. Inmobiliaria Vesta SAB de C.V.		1,000,000	1,933,353
Fibra Uno Administracion SA de CV		1,277,000	3,850,722
Fomento Economico Mexicano SAB de CV — ADR (a)		123,000	10,277,880
Common Stocks	Shares		Value
Mexico (concluded)
Grupo Aeroportuario del Pacifico SAB de CV, Class B		150,000	$991,694
Grupo Financiero Banorte SAB de CV, Series O		1,264,000	6,414,656
Grupo Sanborns SA de CV (b)		1,042,000	1,584,254
Grupo Televisa SAB — ADR (a)		281,000	9,163,410
Kimberly-Clark de Mexico SAB de CV, Class A		411,718	799,293
Mexico Real Estate Management SA de CV (a)		700,000	1,152,540
PLA Administradora Industrial S de RL de CV (a)		1,042,000	2,232,137
Wal-Mart de Mexico SAB de CV, Series V		3,732,000	7,207,806

			77,799,459
Peru — 6.6%
Compania de Minas Buenaventura SA — ADR		260,000	2,969,200
Credicorp Ltd.		67,000	9,656,040
Grana y Montero SA — ADR		106,000	1,100,280
Southern Copper Corp.		71,000	1,936,880

			15,662,400
Spain — 0.7%
Cemex Latam Holdings SA (a)		276,000	1,721,607
Total Common Stocks — 94.6%			223,398,401

Corporate Bonds	Par (000)
Brazil — 0.8%
Hypermarcas SA:
3.00%, 10/15/15	BRL	1,648	802,027
11.30%, 10/15/18		1,099	270,170
Klabin SA:
12.24%, 1/08/19 (c)(d)		1,528	569,622
7.25%, 6/15/20		22	113,683
1.00%, 6/15/22		22	113,683
Lupatech SA, Series 1, 6.50%, 4/15/18 (a)(c)(e)		2,128	39,653
Total Corporate Bonds — 0.8%			1,908,838

Participation Notes
Brazil — 1.9%
Merrill Lynch International & Co., (Localiza Rent a Car SA), due 5/05/15	USD	75	1,002,750

BLACKROCK LATIN AMERICA FUND, INC.	JANUARY 31, 2015	1

Schedule of Investments (continued)	BlackRock Latin America Fund, Inc. (Percentages shown are based on Net Assets)

Participation Notes	Par (000)			Value
Brazil (concluded)
Morgan Stanley BV:
(Arezzo Industria e Comercio SA), due 3/02/15	USD	100		$1,169,920
(BM&FBovespa SA), due 10/17/17		50		452,809
(Fibria Celulose SA), due 12/07/15		55		662,070
(Lojas Renner SA), due 2/27/17		37		1,185,088
Total Participation Notes — 1.9%				4,472,637

Warrants (f)	Shares
Brazil — 0.0%
Hypermarcas SA (Expires 10/15/15)		1,644		—
Klabin SA (Expires 06/15/20)		22,282		—
Total Warrants — 0.0%				—
Total Long-Term Investments (Cost — $202,466,169) — 97.3%				229,779,876

Short-Term Securities
Money Market Funds
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.06% (g)(h)		5,861,874		5,861,874
Money Market Funds	Beneficial Interest (000)			Value
BlackRock Liquidity Series, LLC, Money Market Series, 0.21% (g)(h)(i)	USD	961		$960,888
Total Money Market Funds — 2.9%				6,822,762
Time Deposits	Par (000)
Canada — 0.0%
Brown Brothers Harriman & Co., 0.00%	CAD	—	(j)	147
Total Short-Term Securities (Cost — $6,822,909) — 2.9%				6,822,909
Total Investments (Cost — $209,289,078*) — 100.2%				236,602,785
Liabilities in Excess of Other Assets — (0.2)%				(525,622)

Net Assets — 100.0%				$236,077,163

*	As of January 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$223,888,794

Gross unrealized appreciation	$47,435,231
Gross unrealized depreciation	(34,721,240)

Net unrealized appreciation	$12,713,991

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Convertible security.

(d)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(e)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

(f)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(g)	During the period ended January 31, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at October 31, 2014	Net Activity	Shares/Beneficial Interest Held at January 31, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	9,605,292	(3,743,418)	5,861,874	$723
BlackRock Liquidity Series, LLC, Money Market Series	$418,423	$542,465	$960,888	$6,556

2	BLACKROCK LATIN AMERICA FUND, INC.	JANUARY 31, 2015

Schedule of Investments (continued)	BlackRock Latin America Fund, Inc.

(h)	Represents the current yield as of report date.

(i)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

(j)	Amount is less than $500.

Portfolio Abbreviation

ADR	American Depositary Receipts
BRL	Brazilian Real
CAD	Canadian Dollar
USD	U.S. Dollar

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of January 31, 2015, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Brazil	$122,473,874	—	—	$122,473,874
Chile	3,747,371	—	—	3,747,371
Colombia	1,993,690	—	—	1,993,690
Mexico	77,799,459	—	—	77,799,459
Peru	15,662,400	—	—	15,662,400
Spain	1,721,607	—	—	1,721,607
Corporate Bonds	—	$267,019	$1,641,819	1,908,838
Participation Notes	—	1,114,879	3,357,758	4,472,637
Short-Term Securities	5,861,874	961,035	—	6,822,909

Total	$229,260,275	$2,342,933	$4,999,577	$236,602,785

BLACKROCK LATIN AMERICA FUND, INC.	JANUARY 31, 2015	3

Schedule of Investments (concluded)	BlackRock Latin America Fund, Inc.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of January 31, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$307,052	—	—	$307,052
Liabilities:
Collateral on securities loaned at value	—	$(960,888)	—	(960,888)

Total	$307,052	$(960,888)	—	$(653,836)

During the period ended January 31, 2015, there were no transfers between levels.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Corporate Bonds	Participation Notes	Total
Assets:
Opening Balance, as of October 31, 2014	$2,027,825	$5,486,507	$7,514,332
Transfers into Level 3	—	—	—
Transfers out of Level 3	(258,978)	—	(258,978)
Accrued discounts/premiums	(589)	—	(589)
Net realized gain (loss)	—	(106,175)	(106,175)
Net change in unrealized appreciation/depreciation[1]	(126,439)	(534,738)	(661,177)
Purchases	—	—	—
Sales	—	(1,487,836)	(1,487,836)

Closing Balance, as of January 31, 2015	$1,641,819	$3,357,758	$4,999,577

Net change in unrealized appreciation/depreciation on investments still held at January 31, 2015[1]	$(126,439)	$(690,706)	$(817,145)

[1]    Any difference between net change in unrealized appreciation/depreciation and net change in unrealized appreciation/depreciation on investments still held at January 31, 2015 is generally due to investments no longer held or categorized as Level 3 at period end.

4	BLACKROCK LATIN AMERICA FUND, INC.	JANUARY 31, 2015

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Latin America Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Latin America Fund, Inc.

Date: March 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Latin America Fund, Inc.

Date: March 25, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Latin America Fund, Inc.

Date: March 25, 2015